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[State Farm Life and Accident Assurance Company Letterhead]

                                   May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE: State Farm Life and Accident Assurance Company Variable Life Separate Account (File No. 333-64345)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 28, 2004.

     Please contact the undersigned at 309-766-4288 if you have any questions about this filing.

                                                        Sincerely,


                                                        /s/ Kevin L. McMullen
                                                        Kevin L. McMullen
                                                        Counsel